Shareholders' equity - Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Mar. 31, 2021 Share $ / shares	Mar. 31, 2020 Share $ / shares
Equity [abstract]
Number of share options outstanding at beginning of year | Share	4,507,606	3,953,739
Weighted average exercise price of share options outstanding at beginning of year | $ / shares	$ 3.32	$ 3.46
Number of share options granted | Share	1,253,000	757,000
Weighted average exercise price of share options granted | $ / shares	$ 3.95	$ 1.88
Number of share options exercised | Share	(94,000)	(173,000)
Weighted average exercise price of share options exercised | $ / shares	$ 0.56	$ 0.41
Number of share options expired | Share	(717,500)	0
Weighted average exercise price of share options expired | $ / shares	$ 9.51	$ 0
Number of share options cancelled | Share	0	(30,133)
Weighted average exercise price of share options cancelled | $ / shares	$ 0	$ 1.96
Number of share options outstanding at end of year | Share	4,949,106	4,507,606
Weighted average exercise price of share options outstanding at end of year | $ / shares	$ 2.63	$ 3.32